o GOF P-3


                         SUPPLEMENT DATED JUNE 21, 2007
              TO THE CURRENTLY EFFECTIVE PROSPECTUS OF EACH OF THE
                                  LISTED FUNDS

                 FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

                       FRANKLIN CALIFORNIA TAX-FREE TRUST
                Franklin California Insured Tax-Free Income Fund
           Franklin California Intermediate-Term Tax-Free Income Fund
              Franklin California Limited-Term Tax-Free Income Fund
                    Franklin California Tax-Exempt Money Fund

                          FRANKLIN CAPITAL GROWTH FUND

                         FRANKLIN CUSTODIAN FUNDS, INC.
                             Franklin DynaTech Fund
                              Franklin Growth Fund
                              Franklin Income Fund
                    Franklin U.S. Government Securities Fund
                             Franklin Utilities Fund

                      FRANKLIN FEDERAL TAX-FREE INCOME FUND

                              FRANKLIN GLOBAL TRUST
                        Franklin Global Real Estate Fund

                      FRANKLIN GOLD & PRECIOUS METALS FUND

                           FRANKLIN HIGH INCOME TRUST
                           Franklin's High Income Fund

                       FRANKLIN INVESTORS SECURITIES TRUST
               Franklin Adjustable U.S. Government Securities Fund
                             Franklin Balanced Fund
                      Franklin Convertible Securities Fund
                           Franklin Equity Income Fund
                    Franklin Floating Rate Daily Access Fund
            Franklin Limited Maturity U.S. Government Securities Fund
                     Franklin Low Duration Total Return Fund
                            Franklin Real Return Fund
                           Franklin Total Return Fund

                             FRANKLIN MANAGED TRUST
                         Franklin Rising Dividends Fund

                       FRANKLIN MUNICIPAL SECURITIES TRUST
                  Franklin California High Yield Municipal Fund
                     Franklin Tennessee Municipal Bond Fund

                          FRANKLIN MUTUAL RECOVERY FUND

                        FRANKLIN MUTUAL SERIES FUND INC.
                               Mutual Beacon Fund
                              Mutual Discovery Fund
                              Mutual European Fund
                         Mutual Financial Services Fund
                              Mutual Qualified Fund
                               Mutual Shares Fund

                     FRANKLIN NEW YORK TAX-FREE INCOME FUND

                        FRANKLIN NEW YORK TAX-FREE TRUST
                 Franklin New York Insured Tax-Free Income Fund
            Franklin New York Intermediate-Term Tax-Free Income Fund
               Franklin New York Limited-Term Tax-Free Income Fund
                     Franklin New York Tax-Exempt Money Fund

                      FRANKLIN REAL ESTATE SECURITIES TRUST
                      Franklin Real Estate Securities Fund

                      FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

                            FRANKLIN STRATEGIC SERIES
                         Franklin Aggressive Growth Fund
                      Franklin Biotechnology Discovery Fund
                          Franklin Flex Cap Growth Fund
                       Franklin Global Communications Fund
                        Franklin Global Health Care Fund
                         Franklin Natural Resources Fund
                       Franklin Small-Mid Cap Growth Fund
                        Franklin Small Cap Growth Fund II
                         Franklin Strategic Income Fund
                            Franklin Technology Fund
                          Franklin U.S. Long-Short Fund

                    FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                   Franklin Templeton Conservative Target Fund
                  Franklin Templeton Corefolio Allocation Fund
                Franklin Templeton Founding Funds Allocation Fund
                      Franklin Templeton Growth Target Fund
                     Franklin Templeton Moderate Target Fund
                Franklin Templeton Perspectives Allocation Fund
                 Franklin Templeton 2015 Retirement Target Fund
                 Franklin Templeton 2025 Retirement Target Fund Franklin Templeton 2035 Retirement Target Fund Franklin Templeton 2045 Retirement Target Fund

                         FRANKLIN TEMPLETON GLOBAL TRUST
                      Franklin Templeton Hard Currency Fund

                     FRANKLIN TEMPLETON INTERNATIONAL TRUST
                    Templeton Foreign Smaller Companies Fund
                        Templeton Global Long-Short Fund

                       FRANKLIN TEMPLETON MONEY FUND TRUST
                          Franklin Templeton Money Fund

                         FRANKLIN VALUE INVESTORS TRUST
                           Franklin All Cap Value Fund
                     Franklin Balance Sheet Investment Fund
                          Franklin Large Cap Value Fund
                          Franklin MicroCap Value Fund
                           Franklin MidCap Value Fund
                          Franklin Small Cap Value Fund

                          INSTITUTIONAL FIDUCIARY TRUST
                           Franklin Cash Reserves Fund

                           TEMPLETON CHINA WORLD FUND

                       TEMPLETON DEVELOPING MARKETS TRUST

                              TEMPLETON FUNDS, INC.
                             Templeton Foreign Fund
                              Templeton World Fund

                        TEMPLETON GLOBAL INVESTMENT TRUST
                               Templeton BRIC Fund
                              Templeton Income Fund
                    Templeton Emerging Markets Small Cap Fund

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST

                     TEMPLETON GLOBAL SMALLER COMPANIES FUND

                           TEMPLETON GROWTH FUND, INC.

                             TEMPLETON INCOME TRUST
                           Templeton Global Bond Fund


The prospectus is amended as follows:

I. THE "ANNUAL FUND OPERATING EXPENSES" AND, IF APPLICABLE, THE "EXAMPLE" TABLES UNDER THE SECTION "FEES AND EXPENSES" ARE BEING REVISED FOR THE FUNDS LISTED
BELOW:

(A) FRANKLIN BALANCED FUND

FOOTNOTE 5 ON PAGE 11 TO THE "ANNUAL FUND OPERATING EXPENSES" TABLE IS REVISED AS FOLLOWS:

5. The investment manager and administrator have agreed in advance to limit their respective fees and to, if needed, assume as their own expense certain expenses otherwise payable by the Fund (other than certain expenses, including litigation, indemnification or other extraordinary events), so that total annual Fund operating expenses, excluding acquired fund fees and expenses, do not exceed 1.06% for Class A, 1.71% for Class C, 1.21% for Class R and 0.71% for Advisor Class. After February 28, 2009, the manager and administrator may end this arrangement at any time upon notice to the board of trustees. The manager, however, is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.

(B) FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

Management fees(4)                                                  0.50%
Distribution and service (12b-1) fees                               0.15%
Other expenses (including administration fees)                      0.45%
                                                 -------------------------
                                                 -------------------------
Total annual Fund operating expenses(4)                             1.10%
Management and administration fee reduction(4)                     -0.60%

                                                 -------------------------
                                                 -------------------------
NET ANNUAL FUND OPERATING EXPENSES(4)                               0.50%

4. The investment manager and administrator agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses do not exceed 0.50% (other than certain expenses, including litigation, indemnification or other extraordinary events). With these reductions, the Fund paid management fees of 0.10% and net annual Fund operating expenses were 0.50% for the fiscal year ended June 30, 2006. After October 31, 2008, the manager and administrator may end this arrangement at any time upon notice to the Fund's board of trustees.

EXAMPLE

1 YEAR       3 YEARS    5 YEARS    10 YEARS
----------------------------------------------
$275(1)      $509       $761       $1,482

1. Assumes a contingent deferred sales charge (CDSC) will not apply.

UNDER THE "MANAGEMENT" SECTION ON PAGE 40, THE SENTENCE IN THE SEVENTH PARAGRAPH THAT READS, "THE MANAGER MAY END THIS ARRANGEMENT AT ANY TIME UPON NOTICE TO THE FUND'S BOARD OF TRUSTEES," IS REPLACED WITH THE FOLLOWING:

After October 31, 2008, the manager may end this arrangement at any time upon notice to the Fund's board of trustees.

(C) FRANKLIN CASH RESERVES FUND

ANNUAL FUND OPERATING EXPENSES  (EXPENSES DEDUCTED FROM FUND ASSETS)(1)

Management fees(2)                             0.40%
Distribution and service (12b-1) fees          0.21%
Other expenses(2)                              0.23%
                                               -------------
                                               -------------
Total annual Fund operating expenses(2)        0.84%
Management fee reduction(2)                   -0.03%
                                               -------------
                                               -------------
NET ANNUAL FUND OPERATING EXPENSES(2)          0.81%
                                               -------------

1. The annual Fund operating expenses shown and included in the example below reflect the expenses of both the Fund and the Portfolio.
2. The administrator agreed in advance to limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund (other than certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations) so that total annual Fund operating expenses do not exceed 0.81%. With this limitation, management fees, including administration fees, were 0.37% and net annual Fund operating expenses were 0.81% for the fiscal year ended June 30, 2006. After October 31, 2008, the administrator may end this arrangement at any time upon notice to the Fund's board of trustees.

EXAMPLE

1 YEAR       3 YEARS    5 YEARS    10 YEARS
----------------------------------------------
$83          $265       $463       $1,034


(D) FRANKLIN GLOBAL REAL ESTATE FUND

FOOTNOTE 5 ON PAGE 12 TO THE "ANNUAL FUND OPERATING EXPENSES" TABLE IS REVISED AS FOLLOWS:

5. The investment manager and administrator agreed in advance to waive or limit their respective fees and to assume, if needed, as their own expense certain expenses otherwise payable by the Fund (other than certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations) so that total annual Fund operating expenses do not exceed 1.40%, 2.05% and 1.05% for Class A, Class C and Advisor Class, respectively. After November 30, 2008, the manager and administrator may end this arrangement at any time upon notice to the Fund's board of trustees.

(E) FRANKLIN LOW DURATION TOTAL RETURN FUND

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                    CLASS A
-------------------------------------------------------------
Management fees(4)                                  0.43%
Distribution and service (12b-1) fees               0.25%
Other expenses (including administration fees)      0.71%
Acquired fund fees and expenses(5)                  0.02%
                                                  -----------
                                                  -----------
Total annual Fund operating expenses(4)             1.41%
Management and administration fee reduction(4)     -0.49%
                                                  -----------
                                                  -----------
NET ANNUAL FUND OPERATING EXPENSES(4,5)             0.92%

4. The investment manager and administrator agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses, excluding acquired fund fees and expenses, do not exceed 0.90% (other than certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations). With these reductions, the Fund paid management fees of 0.14% and net annual Fund operating expenses, excluding acquired fund fees and expenses, were 0.90% for the fiscal year ended October 31, 2006. After February 28, 2009, the manager and administrator may end this arrangement at any time upon notice to the Fund's board of trustees. The manager, however, is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund. 5. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

EXAMPLE

                                    1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
CLASS A                             $317(1)    $610        $925       $1,816

1. Assumes a contingent deferred sales charge (CDSC) will not apply.

UNDER THE "MANAGEMENT" SECTION ON PAGE 50, THE SENTENCE IN THE FIRST PARAGRAPH THAT READS, "THE MANAGER MAY END THIS ARRANGEMENT AT ANY TIME UPON NOTICE TO THE FUND'S BOARD OF TRUSTEES," IS REPLACED WITH THE FOLLOWING:

After February 28, 2009, the manager and administrator may end this arrangement at any time upon notice to the Fund's board of trustees.


(F) FRANKLIN MIDCAP VALUE FUND

ANNUAL FUND OPERATING EXPENSES  (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                  ADVISOR
                                CLASS A     CLASS C    CLASS R    CLASS
                                ---------------------------------------------
Management fees(4)               0.75%       0.75%      0.75%      0.75%
Distribution and service         0.35%       0.98%      0.50%      None
(12b-1) fees
Other expenses (including        0.89%       0.89%      0.89%      0.89%
administration fees)
Acquired fund fees and           0.02%       0.02%      0.02%      0.02%
expenses(5)
                                ---------------------------------------------
                                ---------------------------------------------
Total annual Fund operating      2.01%       2.64%      2.16%      1.66%
expenses(4)
Management and administration   -0.59%      -0.59%     -0.59%     -0.59%
fee reduction(4)
                                ---------------------------------------------
                                ---------------------------------------------
NET ANNUAL FUND OPERATING        1.42%       2.05%      1.57%      1.07%
EXPENSES(4,5)

4. The investment manager and administrator agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses, excluding acquired fund fees and expenses, do not exceed 1.40% for Class A, 2.03% for Class C, 1.55% for Class R and 1.05% for Advisor Class (other than certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations). With these reductions, the Fund paid management fees of 0.35% and net annual Fund operating expenses, excluding acquired fund fees and expenses, were 1.40% for Class A, 2.03% for Class C, 1.55% for Class R and 1.05% for Advisor Class for the fiscal year ended October 31, 2006. After February 28, 2009, the manager and administrator may end this arrangement at any time upon notice to the Fund's board of trustees. The manager, however, is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund. 5. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

EXAMPLE

                                    1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                             $711(1)    $1,112      $1,536     $2,715
CLASS C                             $308       $760        $1,339     $2,912
CLASS R                             $160       $615        $1,097     $2,427
ADVISOR CLASS                       $109       $462        $838       $1,896
If you do not sell your shares:
CLASS C                             $208       $760        $1,339     $2,912

1. Assumes a contingent deferred sales charge (CDSC) will not apply.

UNDER THE "MANAGEMENT" SECTION ON PAGE 52, THE SENTENCE IN THE FOURTH PARAGRAPH THAT READS, "AFTER OCTOBER 31, 2007, THE MANAGER MAY END THIS ARRANGEMENT AT ANY TIME UPON NOTICE TO THE FUND'S BOARD OF TRUSTEES" IS REPLACED WITH THE
FOLLOWING:

After February 28, 2009, the manager may end this arrangement at any time upon notice to the Fund's board of trustees.


(G) FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND

ANNUAL FUND OPERATING EXPENSES     (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                             CLASS A
-------------------------------------------------------------------------
Management fees(4)                                           0.50%
Distribution and service
(12b-1) fees                                                 0.15%
Other expenses (including administration fees)               0.66%
                                                        -----------------
                                                        -----------------
Total annual Fund operating expenses(4)                      1.31%
Management and administration fee reduction and
expense limitation(4)                                       -0.81%
                                                        -----------------
                                                        -----------------
NET ANNUAL FUND OPERATING EXPENSES(4)                        0.50%

4. The investment manager and administrator agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses do not exceed 0.50% (other than certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations). With these reductions, the Fund paid no management or administration fees and net annual Fund operating expenses were 0.50% for the fiscal year ended September 30, 2006. After January 31, 2009, the manager and administrator may end this arrangement at any time upon notice to the Fund's board of trustees.

EXAMPLE

                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------
If you sell your shares at the
end of the period                $275(1)  $553      $851      $1,699

   1. Assumes a contingent deferred sales charge (CDSC) will not apply.

UNDER THE "MANAGEMENT" SECTION ON PAGE 40, THE SENTENCE IN THE SEVENTH PARAGRAPH THAT READS, "THE MANAGER MAY END THIS ARRANGEMENT AT ANY TIME UPON NOTICE TO THE FUND'S BOARD OF TRUSTEES," IS REPLACED WITH THE FOLLOWING:

After January 31, 2009, the manager and administrator may end this arrangement at any time upon notice to the Fund's board of trustees.


(H) FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND

ANNUAL FUND OPERATING EXPENSES       (EXPENSES DEDUCTED FROM FUND ASSETS)

Management fees(1)                                               0.63%
Other expenses                                                   0.16%
                                                           ------------------
                                                           ------------------
Total annual Fund operating expenses(1)                          0.79%
Management and administration fee reduction(1)                  -0.15%
                                                           ------------------
                                                           ------------------
NET ANNUAL FUND OPERATING EXPENSES(1)                            0.64%

1. The investment manager agreed in advance to limit its fee and to assume as its own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses do not exceed 0.64% (other than certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations). With these reductions, the Fund paid management fees of 0.48% and net annual Fund operating expenses were 0.64% for the fiscal year ended September 30, 2006. After January 31, 2009, the manager and administrator may end this arrangement at any time upon notice to the Fund's board of trustees.

EXAMPLE

1 YEAR       3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------
$65          $237       $424        $964

UNDER THE "MANAGEMENT" SECTION ON PAGE 49, THE SENTENCE IN THE SECOND PARAGRAPH THAT READS, "THE MANAGER MAY END THIS AGREEMENT AT ANY TIME UPON NOTICE TO THE FUND'S BOARD OF TRUSTEES," IS REPLACED WITH THE FOLLOWING:

After January 31, 2009, the manager and administrator may end this arrangement at any time upon notice to the Fund's board of trustees.

(I) FRANKLIN REAL RETURN FUND

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                  ADVISOR
                                                       CLASS A    CLASS
---------------------------------------------------------------------------
Management fees(4)                                     0.42%      0.42%
Distribution and service (12b-1) fees                  0.25%      None
Other expenses (including administration fees)         0.45%      0.45%
                                                     ----------------------
                                                     ----------------------
Total annual Fund operating expenses(4)                1.12%      0.87%
Management and administration fee reduction(4)        -0.22%     -0.22%
                                                     ----------------------
                                                     ----------------------
NET ANNUAL FUND OPERATING EXPENSES(4)                  0.90%      0.65%

4. The investment manager and administrator agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses do not exceed 0.90% for Class A and 0.65% for Advisor Class (other than certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations). With these reductions, the Fund paid management fees of 0.40% and net annual Fund operating expenses were 0.90% for Class A, and 0.65% for Advisor Class for the fiscal year ended October 31, 2006. After February 28, 2009, the manager and administrator may end this arrangement at any time upon notice to the Fund's board of trustees.

EXAMPLE

                       1 YEAR     3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------------------
CLASS A                $513(1)    $745       $995        $1,711
ADVISOR CLASS          $65        $239       $414        $850

1. Assumes a contingent deferred sales charge (CDSC) will not apply.

UNDER THE "MANAGEMENT" SECTION ON PAGE 78, THE FOLLOWING IS ADDED TO THE LAST
PARAGRAPH:

After February 28, 2009, the manager and administrator may end this arrangement at any time upon notice to the Fund's board of trustees.


(J) FRANKLIN TEMPLETON MONEY FUND TRUST

ANNUAL FUND OPERATING EXPENSES  (EXPENSES DEDUCTED FROM
FUND ASSETS)(1)


                                          CLASS A(3)   CLASS B  CLASS C  CLASS R
--------------------------------------------------------------------------------
Management fees(2)                        0.60%        0.60%    0.60%   0.60%
Distribution and service (12b-1) fees     None         0.64%    0.59%   0.50%
Other expenses                            0.27%        0.27%    0.27%   0.27%
                                          ----------------------------------
                                          ----------------------------------
Total annual Fund operating expenses(2)   0.87%        1.51%    1.46%   1.37%
Management fee reduction(2)
                                          -0.27%      -0.27%   -0.27%  -0.27%
                                          ----------------------------------
                                          ----------------------------------
NET ANNUAL FUND OPERATING EXPENSES(2)     0.60%        1.24%    1.19%   1.10%

1. The annual Fund operating expenses shown and included in the example below reflect the expenses of both the Fund and the Portfolio.
2. The administrator agreed in advance to limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses do not exceed 0.60% for Class A, 1.24% for Class B, 1.19% for Class C and 1.10% for Class R (other than certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations). With these reductions, management fees, including administration fees, were 0.34% and net annual Fund operating expenses were 1.24% for Class B, 1.19% for Class C, 1.10% for Class R and would have been 0.60% for Class A for the fiscal year ended June 30, 2006. After October 31, 2008, the administrator may end this arrangement at any time upon notice to the Fund's board of trustees.
3. The Fund began offering Class A shares on December 15, 2006. Annual Fund operating expenses for Class A are based on the expenses for B, C and R shares for the fiscal year ended June 30, 2006. There are no distribution and service (12b-1) fees for Class A shares.

EXAMPLE

                                    1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                                $61        $251       $456     $1,048
CLASS B                               $526        $751       $998     $1,781
CLASS C                               $221        $435       $772     $1,723
CLASS R                               $112        $407       $724     $1,623
If you do not sell your shares:
CLASS B                               $126        $451       $798     $1,781
CLASS C                               $121        $435       $772     $1,723

(K) FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND,
FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND, FRANKLIN
TEMPLETON 2035 RETIREMENT TARGET FUND AND FRANKLIN
TEMPLETON 2045 RETIREMENT TARGET FUND

FOOTNOTE 5, ON PAGE 32, TO THE "ANNUAL FUND OPERATING EXPENSES" TABLE IS REVISED AS FOLLOWS:

4. The investment manager had agreed in advance to waive its asset allocation fees and to assume as its own expense certain expenses otherwise payable by the Fund so that total annual operating expenses, excluding acquired fund fees and expenses, do not exceed 0.50% for Class A, 1.15% for Class C, 0.65% for Class R and 0.15% for Advisor Class, respectively (other than certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations). The manager also had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. After April 30, 2009, the manager may end this arrangement at any time upon notice to the board of the trustees. The manager, however, is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.

UNDER THE "MANAGEMENT" SECTION ON PAGE 35, THE SENTENCE IN THE FIRST PARAGRAPH THAT READS, "AFTER APRIL 30, 2008, THE MANAGER MAY END THIS AGREEMENT AT ANY TIME UPON NOTICE TO THE FUND'S BOARD OF TRUSTEES," IS REPLACED WITH THE
FOLLOWING:

After April 30, 2009, the manager may end this arrangement at any time upon notice to the Fund's board of trustees.


(L) FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND, FRANKLIN
TEMPLETON MODERATE TARGET FUND AND FRANKLIN TEMPLETON
GROWTH TARGET FUND

FOOTNOTES 6, 7 AND 8, BEGINNING ON PAGE 39, TO THE "ANNUAL FUND OPERATING EXPENSES" TABLE ARE REVISED AS FOLLOWS:

6. The investment manager had agreed in advance to limit its asset allocation fees and to assume as its own expense certain expenses otherwise payable by the Fund so that total annual operating expenses, excluding acquired fund fees and expenses, do not exceed 0.50% for Class A, 1.25% for Class B, 1.25% for Class C, 0.75% for Class R and 0.25% for Advisor Class, respectively (other than certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations). The manager also had agreed in advance to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. After April 30, 2009, the manager may end this arrangement at any time upon notice to the Fund's board of trustees. The manager, however, is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.
7. The investment manager had agreed in advance to limit its asset allocation fees and to assume as its own expense certain expenses otherwise payable by the Fund so that total annual operating expenses, excluding acquired fund fees and expenses, do not exceed 0.50% for Class A, 1.25% for Class B, 1.25% for Class C, 0.75% for Class R and 0.25% for Advisor Class, respectively (other than certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations). The manager also had agreed in advance to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. After April 30, 2009, the manager may end this arrangement at any time upon notice to the Fund's board of trustees. The manager, however, is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.
8. The investment manager had agreed in advance to waive its asset allocation fees and to assume as its own expense certain expenses otherwise payable by the Fund so that total annual operating expenses, excluding acquired fund fees and expenses, do not exceed 0.50% for Class A, 1.25% for Class B, 1.25% for Class C, 0.75% for Class R and 0.25% for Advisor Class, respectively (other than certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations). The manager also had agreed in advance to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. After April 30, 2009, the manager may end this arrangement at any time upon notice to the Fund's board of trustees. The manager, however, is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.

UNDER THE "MANAGEMENT" SECTION ON PAGE 44, THE SENTENCE IN THE FIRST PARAGRAPH THAT READS, "AFTER APRIL 30, 2008, THE MANAGER MAY END THIS AGREEMENT AT ANY TIME UPON NOTICE TO THE FUND'S BOARD OF TRUSTEES," IS REPLACED WITH THE
FOLLOWING:

After April 30, 2009, the manager may end this arrangement at any time upon notice to the Fund's board of trustees.


(M) FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND,
FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND AND FRANKLIN
TEMPLETON PERSPECTIVES ALLOCATION FUND

FOOTNOTES 6, 7 AND 8, ON PAGE 25, TO THE "ANNUAL FUND OPERATING EXPENSES" TABLE ARE REVISED AS FOLLOWS:

6. The Fund's administrator had agreed in advance to limit its administration fees and to assume as its own expense certain expenses otherwise payable by the Fund so that total annual operating expenses, excluding acquired fund fees and expenses, do not exceed 0.50% for Class A, 1.15% for Class B, 1.15% for Class C, 0.65% for Class R and 0.15% for Advisor Class, respectively (other than certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations). The administrator also had agreed in advance to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. After April 30, 2008, the administrator may end this arrangement at any time upon notice to the Funds' board of trustees. The administrator, however, is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.
7. The administrator had agreed in advance to limit its administration fees and to assume as its own expense certain expenses otherwise payable by the Fund so that total annual operating expenses, excluding acquired fund fees and expenses, do not exceed 0.50% for Class A, 1.15% for Class B, 1.15% for Class C, 0.65% for Class R and 0.15% for Advisor Class, respectively (other than certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations). The administrator also had agreed in advance to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. After April 30, 2009, the administrator may end this arrangement at any time upon notice to the Fund's board of trustees. The administrator, however, is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.
8. The administrator had agreed in advance to limit its administration fees and to assume as its own expense certain expenses otherwise payable by the Fund so that total annual operating expenses, excluding acquired fund fees and expenses, do not exceed 0.50% for Class A, 1.15% for Class C, 0.65% for Class R and 0.15% for Advisor Class, respectively (other than certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations). The administrator also had agreed in advance to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. After April 30, 2009, the administrator may end this arrangement at any time upon notice to the Fund's board of trustees. The administrator, however, is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.

UNDER THE "ADMINISTRATION" SECTION ON PAGE 28, THE SENTENCE IN THE LAST PARAGRAPH THAT READS, "AFTER APRIL 30, 2008, THE ADMINISTRATOR MAY END THIS AGREEMENT AT ANY TIME UPON NOTICE TO THE FUND'S BOARD OF TRUSTEES," IS REPLACED WITH THE FOLLOWING:

After April 30, 2009, the administrator may end this arrangement at any time upon notice to the Fund's board of trustees


(N) FRANKLIN TENNESSEE MUNICIPAL BOND FUND

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

Management fees(4)                               0.60%
Distribution and service
(12b-1) fees                                     0.10%
Other expenses                                   0.07%
                                                 ------------------------
                                                 ------------------------
Total annual Fund operating expenses(4)          0.77%
Management fee reduction and expense
limitation(4)                                   -0.07%
                                                 ------------------------
                                                 ------------------------
NET ANNUAL FUND OPERATING EXPENSES(4)            0.70%

4. The investment manager agreed in advance to limit its fee and to assume as its own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses do not exceed 0.70% (other than certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations). With these reductions, the Fund paid management fees of 0.53% and net annual Fund operating expenses were 0.70% for the fiscal year ended May 31, 2006. After September 30, 2008, the manager may end this arrangement at any time upon notice to the Fund's board of trustees.

EXAMPLE

1 YEAR       3 YEARS    5 YEARS    10 YEARS
----------------------------------------------
$493(1)      $654       $828       $1,332

1. Assumes a contingent deferred sales charge (CDSC) will not apply.

UNDER THE "MANAGEMENT" SECTION ON PAGE 28, THE SENTENCE IN THE SIXTH PARAGRAPH THAT READS, "THE MANAGER MAY END THIS ARRANGEMENT AT ANY TIME UPON NOTICE TO THE FUND'S BOARD OF TRUSTEES," IS REPLACED WITH THE FOLLOWING:

After September 30, 2008, the manager may end this arrangement at any time upon notice to the Fund's board of trustees.


(O) FRANKLIN TOTAL RETURN FUND

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                        ADVISOR
                                 CLASS A   CLASS B(4) CLASS C  CLASS R  CLASS
-------------------------------------------------------------------------------
Management fees(6)               0.41%    0.41%       0.41%    0.41%    0.41%
Distribution and service
(12b-1) fees                     0.25%    0.65%       0.65%    0.50%    None
Other expenses                   0.40%    0.40%       0.40%    0.40%    0.40%
Acquired fund fees and
expenses(7)                      0.03%    0.03%       0.03%    0.03%    0.03%
                               -----------------------------------------------
                               -----------------------------------------------
Total annual Fund operating
expenses(6)                      1.09%    1.49%       1.49%    1.34%    0.84%
Management and administration   -0.21%   -0.21%      -0.21%   -0.21%   -0.21%
fee reduction and expense
limitation(6)
                               -----------------------------------------------
                               -----------------------------------------------
NET ANNUAL FUND OPERATING
EXPENSES(6)                      0.88%    1.28%       1.28%    1.13%    0.63%

4. New or additional investments into Class B are no longer permitted. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Franklin Templeton funds as permitted by the current exchange privileges.
6. The investment manager and administrator agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses, excluding acquired fund fees and expenses, do not exceed 0.85% for Class A, 1.25% for Class B, 1.25% for Class C, 1.10% for Class R and 0.60% for Advisor Class (other than certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations). With these reductions, the Fund paid management fees of 0.38% and net annual Fund operating expenses, excluding acquired fund fees and expenses, were 0.85% for Class A, 1.25% for Class B, 1.25% for Class C, 1.10% for Class R and 0.60% for Advisor Class for the fiscal year ended October 31, 2006. After February 28, 2009, the manager and administrator may end this arrangement at any time upon notice to the Fund's board of trustees. The manager, however, is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.
7. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

EXAMPLE

                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                           $511(1)    $731      $968      $1,649
CLASS B                           $530       $744      $980      $1,732(2)
CLASS C                           $230       $444      $780      $1,731
CLASS R                           $115       $397      $701      $1,563
ADVISOR CLASS                     $64        $241      $432      $985
If you do not sell your shares:
CLASS B                           $130       $444      $780      $1,732(2)
CLASS C                           $130       $444      $780      $1,731

1. Assumes a contingent deferred sales charge (CDSC) will not apply. 2. Assumes conversion of Class B shares to Class A shares, after eight years, lowering your annual expenses from that time on.


UNDER THE "MANAGEMENT" SECTION, THE SENTENCE IN THE SECOND PARAGRAPH ON PAGE 69 THAT READS, "THE MANAGER MAY END THIS ARRANGEMENT AT ANY TIME UPON NOTICE TO THE FUND'S BOARD OF TRUSTEES," IS REPLACED WITH THE FOLLOWING:

After February 28, 2009, the manager may end this arrangement at any time upon notice to the Fund's board of trustees.


II. FOR FUNDS THAT OFFER ADVISOR CLASS SHARES, UNDER THE "CHOOSING A SHARE CLASS
- QUALIFIED INVESTORS - ADVISOR CLASS" SECTION, THE BULLET POINT THAT BEGINS WITH "SHARES ACQUIRED BY A FINANCIAL INTERMEDIARY THAT THE INTERMEDIARY HOLDS ON BEHALF OF A BENEFICIAL OWNER WHO HAS ENTERED..." IS REPLACED WITH THE FOLLOWING:

Shares acquired by a financial intermediary that the intermediary holds on behalf of a beneficial owner who has entered into a comprehensive fee or other advisory fee arrangement with the financial intermediary or an affiliate or associated person of the financial intermediary, provided the financial intermediary has entered into an agreement with Distributors authorizing the sale of Fund shares. No minimum initial investment.

III. FOR FUNDS THAT INCLUDE "BROKER-DEALER SPONSORED WRAP ACCOUNT PROGRAMS" IN THE "MINIMUM INVESTMENTS" TABLE UNDER "BUYING SHARES," THE LINE IS REVISED AS
FOLLOWS:

Broker-dealer sponsored wrap account programs     No minimum

IV. FOR FRANKLIN TOTAL RETURN FUND, THE SECOND PARAGRAPH ON PAGE 55 IS DELETED.

V. FOR THE FRANKLIN TEMPLETON MONEY FUND, UNDER THE "PERFORMANCE" SECTION ON PAGE 6, THE LINE IN THE "AVERAGE ANNUAL TOTAL RETURNS" TABLE, "FRANKLIN TEMPLETON MONEY FUND - CLASS B" IS REVISED AS FOLLOWS:


                                                                  SINCE
                                                                  INCEPTION
                                               1 YEAR   5 YEARS   (1/1/99)
-----------------------------------------------------------------------------
FRANKLIN TEMPLETON MONEY FUND - CLASS B       2.01%    1.24%      2.20%




     Please keep this supplement for future reference.